SHARE BASED COMPENSATION (Schedule of Assumptions Used with Binomial Option Valuation Model) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Options Granted April 3, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.29%
Exercise multiple	2.8
Volatility rate	51.78%
Dividend yield	0.00%
Post-vesting forfeiture rate	3.00%
Options Granted January 28, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		2.77%
Volatility rate		93.00%
Dividend yield		0.00%
Options Granted January 28, 2014 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3.0
Post-vesting forfeiture rate		3.00%
Options Granted January 28, 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3.5
Post-vesting forfeiture rate		9.50%